Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
Schedule of Property, Plant and Equipment
	Office equipment	Leasehold improvements	Leasehold premises	Total	Total
	HK$	HK$	HK$	HK$	US$
Cost
Balance at January 1, 2023	4,891,370	4,253,116	9,545,279	18,689,765	2,406,088
Additions	248,760	38,547	—	287,307	36,987
Balance at December 31, 2023	5,140,130	4,291,663	9,545,279	18,977,072	2,443,075
Additions	2,879,370	—	—	2,879,370	370,685
Balance at December 31, 2024	8,019,500	4,291,663	9,545,279	21,856,442	2,813,760

Accumulated depreciation
Balance at January 1, 2023	2,966,946	2,977,181	2,197,840	8,141,967	1,048,183
Depreciation	997,067	857,048	3,161,760	5,015,875	645,735
Balance at December 31, 2023	3,964,013	3,834,229	5,359,600	13,157,842	1,693,918
Depreciation	870,133	433,021	3,141,760	4,444,914	572,230
Balance at December 31, 2024	4,834,146	4,267,250	8,501,360	17,602,756	2,266,148

Carrying amount
Balance at December 31, 2023	1,176,117	457,434	4,185,679	5,819,230	749,157

Balance at December 31, 2024	3,185,354	24,413	1,043,919	4,253,686	547,612